Equity	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Equity
25. Equity

25.1.	Subscribed Capital

a)	Issued share capital
As of January 1, 2022, the Company’s share capital amounted to €5,242,948, divided into €5,242,948 bearer shares with a nominal value of €1.00 per share.
During the year ended December 31, 2022, share capital was increased to €5,668,391 through the issuance of a total of 425,443 bearer shares with a nominal value of €1.00 per share. This was due to the following transactions:
L3Harris
In July 2022, Harris Communications GmbH, München, an indirect wholly owned subsidiary of L3Harris Technologies, Inc., Delaware, USA, invested approximately €11.2 million by means of a capital increase from authorized capital in exchange for 409,294 new ordinary shares, which corresponded to 7.2% of the share capital of Mynaric AG.

Due to this transaction the share capital increased by €409,294 and the capital reserve by €10,792,060.
Restricted Stock Unit Plan related capital increase
In August 2022, the Management Board and the Supervisory Board have adopted a capital increase resolution, in which they resolved to increase the share capital of Mynaric AG of €5,652,242 by €16,149 to €5,668,391 through the issuance of 16,149 new bearer no par value shares under exclusion of the subscription rights of the shareholders out of the Authorized Capital 2021/II. The 16,149 new shares relate to the settlement of 16,149 vested restricted stock units (“RSU’s”) under the RSUP 2021 program of the Group.
For descriptions of the Authorized Capital 2021/II refer to Note 25.1.c) and the RSUP 2021 program refer to Note 9.2.

b)	Conditional capital
As of December 31, 2022, there is conditional capital in the amount of €2,619,974 (2021: €2,046,474, 2020: €1,485,652).
On June 12, 2020, the Annual General Meeting resolved to create 2020/I Conditional Capital and an additional 2020/II Conditional Capital, and to reduce the 2017/I Conditional Capital.
2017/I Conditional Capital
After reduction, the 2017/I Conditional Capital dated September 8, 2017, amounts to €1,500.00 and is now used to grant stock option rights to employees of the Company or its affiliates.
2019 Conditional Capital
Based on an authorization of the Annual General Meeting on July 2, 2019, 2019 Conditional Capital was created in the amount of €270,000.00. The Management Board was authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2022.
2020/I Conditional Capital
Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/I Conditional Capital was created in the amount of €34,473.00. The Management Board is authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2025.
2020/II Conditional Capital
Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/II Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €1,277,893.00 through the issue of up to 1,277,893 new no-par
value bearer shares.
The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until July 2, 2025 convertible bonds and/or bonds with warrants issued to the bearer in a total amount of up to €150 million with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €1,277,893.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.
Due to the conversion of convertible bonds in fiscal year 2021, Conditional Capital 2020/II amounts to €1,179,679.00 as of December 31, 2021.
On May 14, 2021, the Annual General Meeting resolved to create 2021/I Conditional Capital and an additional 2021/II Conditional Capital.

2021/I Conditional Capital
Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/I Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €457,501.00 through the issue of up to 457,501 new no-par
value bearer shares.
The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until May 13, 2026 convertible bonds and/or bonds with warrants issued to the bearer with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €457,501.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.
2021/II Conditional Capital
Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/II Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €103,321.00 through the issue of up to 103,321 new no-par
value bearer shares.
The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until May 13, 2026.
On July 14, 2022, the Annual General Meeting resolved to create 2022/I Conditional Capital and an additional 2022/II Conditional Capital and to rescind the 2017 Conditional Capital and the 2021/I Conditional Capital.
2022/I Conditional Capital
Based on an authorization of the Annual General Meeting on July 14, 2022, 2022/I Conditional Capital was created, which led to a conditional increase in the Company’s share capital by up to €917,501 through the issue of up to 917,501 new shares.
The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until July 13, 2027 convertible bonds and/or bonds with warrants issued to the bearer with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €917,501 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.
2022/II Conditional Capital
Based on an authorization of the Annual General Meeting on July 14, 2022, 2022/II Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €115,000 through the issue of up to 115,000 new no-par-value
bearer or registered shares.
The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until July 14, 2027.

c)	Authorized Capital
As of December 31, 2022, there is authorized capital in the amount of €2,605,325 (2021: €880,325, 2020: €2,659,089).
On May 14, 2021, the Annual General Meeting resolved to create 2021/I Authorized Capital and an additional 2021/II Authorized Capital and to rescind the Authorized Capital 2020.
2021/I Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026, by up to a total amount of €1,841,827.00 through the issue of up to 1,841,827 new no-par-value
bearer shares against cash contributions and/or contributions in kind.
As a result of the capital increases carried out in fiscal year 2021, Authorized Capital 2021/I amounts to €691,827.00 as of December 31, 2021.

2021/II Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026, by up to a total amount of €204,647.00 through the issue of up to 204,647 new no-par-value
bearer shares against cash contributions and/or contributions in kind.
Shareholders’ subscription rights are excluded. Authorized Capital 2021/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs.
As a result of the capital increase carried out in fiscal year 2022, Authorized Capital 2021/II amounts to €188,498.00 as of December 31, 2022.
On July 14, 2022, the Annual General Meeting resolved to create 2022/I Authorized Capital and an additional 2022/II Authorized Capital and to rescind the Authorized Capital 2021/I.
2022/I Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until July 13, 2027, by up to a total amount of €2,154,680 through the issue of up to 2,154,680 new no-par-value
bearer or registered shares against cash contributions and/or contributions in kind.
2022/II Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until July 13, 2027, by up to a total amount of €262,147 through the issue of up to 262.147 new no-par-value
bearer or registered shares against cash contributions and/or contributions in kind.
Authorized Capital 2022/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs. Shareholder subscription rights are excluded.

25.2.	Capital Reserve
The capital reserve comprises the premiums received in connection with the issuance of new shares, equity-settled share-based payments, and the incremental costs directly attributable to the specific capital increases.

25.3.	Exchange Rate Differences
The reserve for exchange rate differences comprises all currency translation differences arising due to the translation of the financial statements of foreign operations.